Fair Value Measurements	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
Fair value is defined under U.S. GAAP as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or a liability.
To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs in valuation methodologies used to measure fair value:
Level 1 - Measurements that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 - Measurements that include other inputs that are directly or indirectly observable in the marketplace.
Level 3 - Measurements derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. These fair value measurements require significant judgment.
In determining fair value, the Company uses various valuation approaches within the fair value measurement framework. The valuation methodologies used for the Company's assets and liabilities measured at fair value and their classification in the valuation hierarchy are summarized below:
Cash equivalents - Cash equivalents primarily consist of AAA-rated money market funds. The Company classified cash equivalents as Level 1 due to the short-term nature of these instruments and measured the fair value based on quoted prices in active markets for identical assets.
Fair value option and available-for-sale securities investments - See Note 7, Investments, for discussion of the valuation methodologies used to measure the fair value of the Company's investments in Monster LP and GroupMax. The Company measures the fair value of those investments using the discounted cash flow method, which is an income approach, and the market approach.The Company also has investments in redeemable preferred shares and convertible debt securities issued by nonpublic entities. The Company measures the fair value of those available-for-sale securities using the discounted cash flow method.
The Company has classified its fair value option investments and its investments in available-for-sale securities as Level 3 due to the lack of observable market data over fair value inputs such as cash flow projections and discount rates. Increases in projected cash flows and decreases in discount rates contribute to increases in the estimated fair values of the fair value option investments and available-for-sale securities, whereas decreases in projected cash flows and increases in discount rates contribute to decreases in their fair values.

Contingent consideration - The Company has contingent obligations to transfer cash to the former owners of acquired businesses if specified financial results are met over future reporting periods (i.e., earn-outs). Liabilities for contingent consideration are measured at fair value each reporting period, with the acquisition-date fair value included as part of the consideration transferred and subsequent changes in fair value are recorded in earnings within "Acquisition-related expense
(benefit), net" on the consolidated statements of operations.

The Company uses an income approach to value contingent consideration obligations based on future financial performance, which is determined based on the present value of probability-weighted future cash flows. The Company has classified the contingent consideration liabilities as Level 3 due to the lack of relevant observable market data over fair value inputs such as probability-weighting of payment outcomes. Increases in the assessed likelihood of a higher payout under a contingent consideration arrangement contribute to increases in the fair value of the related liability. Conversely, decreases in the assessed likelihood of a higher payout under a contingent consideration arrangement contribute to decreases in the fair value of the related liability. Changes in assumptions could have an impact on the payout of contingent consideration arrangements with a maximum payout of $15.4 million.

The following tables summarize the Company's assets and liabilities that are measured at fair value on a recurring basis (in thousands):

		Fair Value Measurement at Reporting Date Using
Description	December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents	$202,241	$202,241	$—	$—
Fair value option investments	82,584	—	—	82,584
Available-for-sale securities:
Convertible debt securities	10,038	—	—	10,038
Redeemable preferred shares	17,444	—	—	17,444

Liabilities:
Contingent consideration	14,588	—	—	14,588

		Fair Value Measurement at Reporting Date Using
Description	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents	$305,179	$305,179	$—	$—
Fair value option investments	130,725	—	—	130,725
Available-for-sale securities:
Convertible debt securities	10,116	—	—	10,116
Redeemable preferred shares	22,834	—	—	22,834

Liabilities:
Contingent consideration	10,781	—	—	10,781

The following table provides a roll-forward of the fair value of recurring Level 3 fair value measurements for the years ended December 31, 2016, 2015 and 2014 (in thousands):

	Year Ended December 31,
	2016	2015	2014
Assets
Fair value option investments:
Beginning Balance	$130,725	$—	$—
Acquisitions of investments	—	138,475	—
Sale of investments carried at fair value	—	(4,807)	—
Total gains (losses) included in earnings	(48,141)	(2,943)	—
Ending Balance	$82,584	$130,725	$—
Unrealized (losses) gains still held (1)	$(48,141)	$(3,023)	$—
Available-for-sale securities
Convertible debt securities:
Beginning Balance	$10,116	$2,527	$3,174
Purchases of convertible debt securities	—	6,635	—
Maturity of convertible debt security	(1,685)	—	—
Total gains (losses) included in other comprehensive income (loss)	703	385	693
Total gains (losses) included in other income (expense), net (2)	904	569	(1,340)
Ending Balance	$10,038	$10,116	$2,527
Unrealized gains (losses) still held (1)	$1,607	$954	$(647)
Redeemable preferred shares:
Beginning Balance	$22,834	$4,910	$—
Purchase of redeemable preferred shares	—	18,375	4,599
Total gains (losses) included in other comprehensive income (loss)	(816)	(451)	311
Transfer to cost method investment classification upon elimination of redemption feature	(4,574)	—	—
Ending Balance	$17,444	$22,834	$4,910
Unrealized gains (losses) still held (1)	$(816)	$(451)	$311

Liabilities
Contingent Consideration:
Beginning Balance	$10,781	$1,983	$606
Issuance of contingent consideration in connection with acquisitions	—	9,605	4,388
Settlements of contingent consideration liabilities	—	(716)	(424)
Reclass to non-fair value liabilities when no longer contingent	(285)	(331)	(143)
Total losses (gains) included in earnings (3)	4,092	240	(2,444)
Ending Balance	$14,588	$10,781	$1,983
Unrealized losses (gains) still held (1)	$3,966	$(148)	$(2,405)

(1)
Represents the unrealized losses or gains recorded in earnings and/or other comprehensive income (loss) during the period for assets and liabilities classified as Level 3 that are still held (or outstanding) at the end of the period.

(2)	Represents accretion of interest income and changes in the fair value of an embedded derivative.

(3)	Changes in the fair value of contingent consideration liabilities are classified within "Acquisition-related expense (benefit), net" on the consolidated statements of operations.
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Certain assets and liabilities are measured at fair value on a nonrecurring basis, including assets that are written down to fair value as a result of an impairment. For the years ended December 31, 2016 and 2015, the Company recorded $0.3 million and $7.2 million of impairment charges related to property, equipment and software as a result of the Company's restructuring activities. Those long-lived assets were written down to their estimated fair values of zero as of December 31, 2016 and 2015. See Note 13, Restructuring, for additional information. The Company did not record any significant nonrecurring fair value measurements after initial recognition for the year ended December 31, 2014.
Estimated Fair Value of Financial Assets and Liabilities Not Measured at Fair Value
The following table presents the carrying amounts and fair values of financial instruments that are not carried at fair value in the consolidated financial statements (in thousands):

	December 31, 2016		December 31, 2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cost method investments	$31,816	$35,369	$14,561	$15,922

The fair values of the Company's cost method investments were determined using the market approach or the income approach, depending on the availability of fair value inputs such as financial projections for the investees and market multiples for comparable companies. The Company has classified the fair value measurements of its cost method investments as Level 3 measurements within the fair value hierarchy because they involve significant unobservable inputs such as cash flow projections and discount rates.
The Company's other financial instruments not carried at fair value consist primarily of accounts receivable, restricted cash, accounts payable, accrued merchant and supplier payables and accrued expenses. The carrying values of these assets and liabilities approximate their respective fair values as of December 31, 2016 and 2015 due to their short-term nature.